Loss on sale of vessel	6 Months Ended
Jun. 30, 2020
Loss on sale of vessel
Loss on sale of vessel

5.     Loss on sale of vessel

In February 2019, Ardmore agreed to terms for the sale of the Ardmore Seamaster. Effective February 1, 2019, Ardmore reclassified the vessel as held for sale and ceased to depreciate the vessel. Ardmore repaid the outstanding debt facility on the vessel in February 2019. The sales price for the vessel was $9.7 million, resulting in a net loss of $6.6 million when the vessel delivered to the buyer in February 2019.

In May 2019, Ardmore agreed to terms for the sale of the Ardmore Seafarer. Effective May 7, 2019, Ardmore reclassified the vessel as held for sale and ceased to depreciate the vessel. Ardmore repaid the outstanding debt facility on the vessel in May 2019. The sales price for the vessel was $9.1 million, resulting in a net loss of $6.6 million when the vessel delivered to the buyer in May 2019.

The net loss on the sale of vessel for the three months ended June 30, 2019 is calculated as follows:

Seafarer
Sales proceeds (1)	9,100,000
Net book value of vessel	(15,537,708)
Sales related costs	(154,721)
Net loss on sale of vessel	(6,592,429)

The net loss on the sale of vessels for the six months ended June 30, 2019 is calculated as follows:

	Seamaster	Seafarer	Total
Sales proceeds	9,700,000	9,100,000	18,800,000
Net book value of vessels	(15,979,901)	(15,537,708)	(31,517,609)
Sales related costs	(289,862)	(154,721)	(444,583)
Net loss on sale of vessels	(6,569,763)	(6,592,429)	(13,162,192)

There was no sale of vessels in the six months ended June  30, 2020.

(1) Proceeds from sale of vessel per the condensed consolidated statement of cash flows is $26.6 million as this includes proceeds of $7.9 million related to the Ardmore Seatrader that was held for sale at December 31, 2018 and delivered to the buyer in January 2019.